Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Reconciliation of Income Tax Expenses the Statutory Tax Rate	The reconciliation of income tax expenses computed at the statutory tax rate applicable to income tax expenses is as follows:
	For the Year Ended December 31, 2023	For the Period from its inception on November 8, 2022 through December 31, 2022
Net income (loss) before tax	$9,889,155	$(186,839)
Provision for income taxes at Vietnam statutory income tax rate (20%)	1,997,831	(37,368)
Effect of non-deductible expenses(a)	99,413	29,844
Effect of preferential income taxes	(2,077,244)	7,524
Effective income tax expenses	$—	$—

(a)      For the year ended December 31, 2023, the effect of non-deductible expenses of $99,413 arose from other non-deductible expenses. For the period from its inception on November 8, 2022 through December 31, 2022, the effect of non-deductible expenses of $29,844 was comprised of non-deductible payroll expenses of $19,824 and other non-deductible expenses of $10,020, respectively. For the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the tax saving as the result of the favorable tax rate amounted to $2,077,244 and $nil, respectively, and per share effect of the favorable tax rate were $0.05 and $nil.